Offerings	Oct. 15, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	12,875,000
Proposed Maximum Offering Price per Unit	12.00
Maximum Aggregate Offering Price	$ 154,500,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 21,336.45
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act, the Registrant initially deferred payment of all of the registration fee for Registration Statement on Form S-3 (File No. 333-290867), which was filed with the Securities and Exchange Commission (the "SEC") on August 14, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, issuable upon exercise of Pre-Funded Warrants
Amount Registered | shares	1,500,000
Proposed Maximum Offering Price per Unit	12.00
Maximum Aggregate Offering Price	$ 18,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,485.80
Offering Note	Per Rule 457(i) under the Securities Act, the proposed maximum offering price per share of Common Stock issuable upon exercise of each Pre-Funded Warrant represents the sum of the $11.999 public offering price of the Pre-Funded Warrants and the $0.001 exercise price of each Pre-Funded Warrant. In accordance with Rules 456(b) and 457(r) under the Securities Act, the Registrant initially deferred payment of all of the registration fee for the Registration Statement on Form S-3 (File No. 333-290867), which was filed with the SEC on August 14, 2025.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Pre-Funded Warrants to purchase Common Stock
Amount Registered | shares	1,500,000
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	The entire fee is allocated to the Common Stock issuable upon exercise of Pre-Funded Warrants.